Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Apple REIT Ten, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		47,095,665
Entity Public Float			$ 389,341,000
Amendment Flag	false
Entity Central Index Key	0001498864
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Investment in real estate, net of accumulated depreciation of $6,009 and $0	$ 452,205	$ 0
Cash and cash equivalents	7,079	124
Due from third party managers, net	1,241	0
Other assets, net	10,697	868
Total Assets	471,222	992
Liabilities
Notes payable	69,636	400
Accounts payable and accrued expenses	5,671	575
Total Liabilities	75,307	975
Shareholders��� Equity
Preferred stock, value issued	0	0
Common stock, no par value, authorized 400,000,000 shares; issued and outstanding 43,502,273 and 10 shares, respectively	424,626	0
Accumulated deficit	(5,165)	(31)
Cumulative distributions paid	(23,594)	0
Total Shareholders��� Equity	395,915	17
Total Liabilities and Shareholders��� Equity	471,222	992
Series A Preferred Stock [Member]
Shareholders��� Equity
Preferred stock, value issued	0	0
Series B Convertible Preferred Stock [Member]
Shareholders��� Equity
Preferred stock, value issued	$ 48	$ 48

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate accumulated depreciation (in Dollars)	$ 6,009	$ 0
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	43,502,273	10
Common stock, shares outstanding	43,502,273	10
Series A Preferred Stock [Member]
Preferred stock, shares authorized	400,000,000	400,000,000
Preferred stock, shares issued	43,502,273	10
Preferred stock, shares outstanding	43,502,273	10
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	480,000	480,000
Preferred stock, shares issued	480,000	480,000
Preferred stock, shares outstanding	480,000	480,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Revenues:
Room revenue	$ 0	$ 37,911
Other revenue	0	4,180
Total revenue	0	42,091
Expenses:
Operating expense	0	10,586
Hotel administrative expense	0	3,477
Sales and marketing	0	3,569
Utilities	0	1,592
Repair and maintenance	0	1,409
Franchise fees	0	1,839
Management fees	0	1,265
Taxes, insurance and other	0	2,545
General and administrative	28	3,062
Acquisition related costs	0	11,265
Depreciation expense	0	6,009
Total expenses	28	46,618
Operating loss	(28)	(4,527)
Interest expense, net	(3)	(607)
Net loss	$ (31)	$ (5,134)
Basic and diluted net loss per common share (in Dollars per share)	$ (3,083.5)	$ (0.18)
Weighted average common shares outstanding���basic and diluted (in Shares)	0	29,333

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Series B Convertible Preferred Stock [Member]	Retained Earnings [Member]	Cumulative Distributions Paid [Member]	Total
Balance at Aug. 12, 2010	$ 0	$ 48	$ 0	$ 0	$ 48
Balance (in Shares) at Aug. 12, 2010	0	480
Net loss	0	0	(31)	0	(31)
Balance at Dec. 31, 2010	0	48	(31)	0	17
Balance (in Shares) at Dec. 31, 2010	0	480
Net proceeds from the sale of common shares	424,568	0	0	0	424,568
Net proceeds from the sale of common shares (in Shares)	43,502	0
Stock options granted	58	0	0	0	58
Stock options granted (in Shares)	0	0
Net loss	0	0	(5,134)	0	(5,134)
Cash distributions declared and paid to shareholders ($0.76 per share)	0	0	0	(23,594)	(23,594)
Balance at Dec. 31, 2011	$ 424,626	$ 48	$ (5,165)	$ (23,594)	$ 395,915
Balance (in Shares) at Dec. 31, 2011	43,502	480

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2011
Cash distributions paid to shareholders	$ 0.76

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Cash flows from (used in) operating activities:
Net loss	$ (31)	$ (5,134)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation	0	6,009
Amortization of deferred financing costs, fair value adjustments and other noncash expenses	0	52
Changes in operating assets and liabilities:
Increase in due from third party managers, net	0	(1,425)
Increase in other assets, net	0	(45)
Increase in accounts payable and accrued expenses	25	1,364
Net cash provided by (used in) operating activities	(6)	821
Cash flows used in investing activities:
Cash paid for the acquisition of hotel properties	0	(391,836)
Deposits and other disbursements for potential acquisitions	0	(433)
Capital improvements	0	(1,297)
Increase in capital improvement reserves	0	(74)
Net cash used in investing activities	0	(393,640)
Cash flows from financing activities:
Net proceeds (disbursements) related to issuance of Units	(318)	424,947
Distributions paid to common shareholders	0	(23,594)
Payments of notes payable	0	(273)
Deferred financing costs	0	(906)
Proceeds from (payments on) line of credit	400	(400)
Net cash provided by financing activities	82	399,774
Increase in cash and cash equivalents	76	6,955
Cash and cash equivalents, beginning of period	48	124
Cash and cash equivalents, end of period	124	7,079
Supplemental information:
Interest paid	3	713
Non-cash transactions:
Notes payable assumed in acquisitions	0	69,406
Other assets assumed in acquisitions	0	4,065
Other liabilities assumed in acquisitions	$ 0	$ 4,136

General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Significant Accounting Policies [Text Block]

Note 1

General Information and Summary of Significant Accounting Policies

Organization

Apple REIT Ten, Inc., together with its wholly owned subsidiaries (the “Company”) is a Virginia corporation formed to invest in hotels and other income-producing real estate in selected metropolitan areas in the United States. Initial capitalization occurred on August 13, 2010, when 10 Units, each Unit consisting of one common share and one Series A preferred share, were purchased by Apple Ten Advisors, Inc. (“A10A”) and 480,000 Series B convertible preferred shares were purchased by Glade M. Knight, the Company’s Chairman and Chief Executive Officer. The Company began operations on March 4, 2011 when it purchased its first hotel. The Company’s fiscal year end is December 31. The Company has no foreign operations or assets and its operating structure includes only one reportable segment. The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated. Although the Company has an interest in several variable interest entities through its purchase commitments, it is not the primary beneficiary and therefore does not consolidate any of these entities.

The Company intends to qualify as a real estate investment trust (“REIT”) for federal income tax purposes. The REIT Modernization Act, effective January 1, 2001, permits real estate investment trusts to establish taxable businesses to conduct certain previously disallowed business activities. The Company has a wholly-owned taxable REIT subsidiary (or subsidiary thereof) (collectively, the “Lessee”), which leases all of the Company’s hotels.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. The fair market value of cash and cash equivalents approximates their carrying value. Cash balances may at times exceed federal depository insurance limits.

Investment in Real Estate and Related Depreciation

Real estate is stated at cost, net of depreciation. Repair and maintenance costs are expensed as incurred while significant improvements, renovations, and replacements are capitalized. Depreciation is computed using the straight-line method over estimated useful lives of the assets, which are 39 years for buildings, 10 to 21 years for franchise fees, ten years for major improvements and three to seven years for furniture and equipment.

The Company considers expenditures to be capital in nature based on the following criteria: (1) for a single asset, the cost must be at least $500, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (2) for group purchases of 10 or more identical assets, the unit cost for each asset must be at least $50, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (3) for major repairs to a single asset, the repair must be at least $2,500 and the useful life of the asset must be substantially extended.

Upon acquisition of real estate properties, the Company estimates the fair value of acquired tangible assets (consisting of land, land improvements, buildings and improvements) and identified intangible assets and liabilities, in-place leases and assumed debt based on evaluation of information and estimates available at that date. Generally, the Company does not acquire hotel properties that have significant in-place leases as lease terms for hotel properties are very short term in nature. Other than the lease discussed in Note 2, the Company has not assigned any value to intangible assets such as management contracts and franchise agreements as such contracts are generally at current market rates and any other value attributable to these contracts is not considered material. The Company has expensed as incurred all transaction costs associated with the acquisitions of existing businesses, including title, legal, accounting and other related costs, as well as the brokerage commission paid to Apple Suites Realty Group, Inc. (“ASRG”), a related party 100% owned by Glade M. Knight, Chairman and Chief Executive Officer of the Company.

The Company records impairment losses on hotel properties used in operations if indicators of impairment are present, and the sum of the undiscounted cash flows estimated to be generated by the respective properties over their estimated remaining useful life, based on historical and industry data, is less than the properties’ carrying amount. Indicators of impairment include a property with current or potential losses from operations, when it becomes more likely than not that a property will be sold before the end of its previously estimated useful life or when events, trends, contingencies or changes in circumstances indicate that a triggering event has occurred and an asset’s carrying value may not be recoverable. The Company monitors its properties on an ongoing basis by analytically reviewing financial performance and considers each property individually for purposes of reviewing for indicators of impairment. As many indicators of impairment are subjective, such as general economic and market declines, the Company also prepares an annual recoverability analysis for each of its properties to assist with its evaluation of impairment indicators. The analysis compares each property’s net book value to each property’s estimated operating income using current operating results for each stabilized property and projected stabilized operating results based on the property’s market for properties that recently opened, were recently renovated or experienced other short-term business disruption. Since the Company’s planned initial hold period for each property is 39 years the Company’s ongoing analysis and annual recoverability analysis have not identified any impairment losses and no impairment losses have been recorded to date. If events or circumstances change such as the Company’s intended hold period for a property or if the operating performance of a property declines substantially for an extended period of time, the Company’s carrying value for a particular property may not be recoverable and an impairment loss will be recorded. Impairment losses are measured as the difference between the asset’s fair value and its carrying value.

Revenue Recognition

Revenue is recognized as earned, which is generally defined as the date upon which a guest occupies a room or utilizes the hotel’s services.

Offering Costs

The Company is raising capital through an on-going best-efforts offering of Units by David Lerner Associates, Inc., the managing underwriter, which receives a selling commission and a marketing expense allowance based on proceeds of the Units sold. Additionally, the Company has incurred other offering costs including legal, accounting and reporting services. These offering costs are recorded by the Company as a reduction of shareholders’ equity. Prior to the commencement of the Company’s offering, these costs were deferred and recorded as prepaid expense. As of December 31, 2011, the Company had sold 43.5 million Units for gross proceeds of $473.8 million and proceeds net of offering costs of $424.6 million. The Company will offer Units until January 19, 2013, unless the offering is extended, or terminated if all of the Units are sold before then. Offering costs included $47.4 million in selling commissions and marketing expenses and $1.8 million in other offering costs.

Comprehensive Income

The Company recorded no comprehensive income other than net loss for the periods reported.

Earnings Per Common Share

Basic earnings per common share is computed based upon the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated after giving effect to all potential common shares that were dilutive and outstanding for the year. There were no potential common shares with a dilutive effect for the year ended December 31, 2011 or for the period from August 13, 2010 (initial capitalization) through December 31, 2010. As a result, basic and dilutive outstanding shares were the same. Series B convertible preferred shares are not included in earnings per common share calculations until such time that such shares are eligible to be converted to common shares.

Federal Income Taxes

The Company is operated as, and will elect to be taxed as, a REIT under Sections 856 to 860 of the Internal Revenue Code. As a REIT, the Company will be allowed a deduction for the amount of dividends paid to its shareholders, thereby subjecting the distributed net income of the Company to taxation only at the shareholder level. The Company’s continued qualification as a REIT will depend on its compliance with numerous requirements, including requirements as to the nature of its income and distribution of dividends. Earnings and profits, which will determine the taxability of distributions to shareholders, will differ from income reported for financial reporting purposes primarily due to the differences for federal income tax purposes in the estimated useful lives used to compute depreciation and acquisition related costs. Distributions in 2011 of $0.76 per share for tax purposes were 41% ordinary income and 59% return of capital.

The Lessee, as a taxable REIT subsidiary of the Company, is subject to federal and state income taxes. The taxable REIT subsidiary incurred a loss for the year ended December 31, 2011 and therefore did not have any federal tax expense. No operating loss benefit has been recorded in the consolidated balance sheet since realization is uncertain. Total net operating loss carry forward for federal income tax purposes was approximately $2 million as of December 31, 2011. The net operating loss carry forward will expire beginning in 2031. There are no material differences between the book and tax cost basis of the Company’s assets. As of December 31, 2011 the tax years that remain subject to examination by major tax jurisdictions generally included 2010-2011.

Sales and Marketing Costs

Sales and marketing costs are expensed when incurred. These costs represent the expense for franchise advertising and reservation systems under the terms of the hotel management and franchise agreements and general and administrative expenses that are directly attributable to advertising and promotion.

Start Up costs

Start up costs are expensed as incurred.

Use of Estimates

The preparation of the financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investments in Real Estate	12 Months Ended
Dec. 31, 2011
Real Estate Disclosure [Text Block]

Note 2

Investments in Real Estate

The Company’s investment in real estate at December 31, 2011, consisted of the following (in thousands):

Land	$38,661
Building and Improvements	393,334
Furniture, Fixtures and Equipment	24,644
Franchise Fees	1,575

458,214
Less Accumulated Depreciation	(6,009)

Investment in Real Estate, net	$452,205

Hotels Owned

As of December 31, 2011, the Company owned 26 hotels, located in 15 states, consisting of the following:

Brand	Total by Brand	Number of Rooms
Hilton Garden Inn	8	1,294
Hampton Inn & Suites	5	626
Homewood Suites	3	313
Fairfield Inn & Suites	3	310
TownePlace Suites	3	287
SpringHill Suites	2	206
Courtyard	1	142
Home2 Suites	1	122

	26	3,300

The following table summarizes the location, brand, manager, date acquired, number of rooms and gross purchase price for each of the 26 hotels the Company owned as of December 31, 2011. All dollar amounts are in thousands.

City	State	Brand	Manager	Date Acquired	Rooms	Gross Purchase Price
Denver	CO	Hilton Garden Inn	Stonebridge	3/4/2011	221	$58,500
Winston-Salem	NC	Hampton Inn & Suites	McKibbon	3/15/2011	94	11,000
Matthews	NC	Fairfield Inn & Suites	Newport	3/25/2011	94	10,000
Columbia	SC	TownePlace Suites	Newport	3/25/2011	91	10,500

City	State	Brand	Manager	Date Acquired	Rooms	Gross Purchase Price
Mobile	AL	Hampton Inn & Suites	McKibbon	6/2/2011	101	$13,000
Gainesville	FL	Hilton Garden Inn	McKibbon	6/2/2011	104	12,500
Pensacola	FL	TownePlace Suites	McKibbon	6/2/2011	98	11,500
Knoxville	TN	SpringHill Suites	McKibbon	6/2/2011	103	14,500
Richmond	VA	SpringHill Suites	McKibbon	6/2/2011	103	11,000
Cedar Rapids	IA	Hampton Inn & Suites	Schulte	6/8/2011	103	13,000
Cedar Rapids	IA	Homewood Suites	Schulte	6/8/2011	95	13,000
Hoffman Estates	IL	Hilton Garden Inn	Schulte	6/10/2011	184	10,000
Davenport	IA	Hampton Inn & Suites	Schulte	7/19/2011	103	13,000
Knoxville	TN	Homewood Suites	McKibbon	7/19/2011	103	15,000
Knoxville	TN	TownePlace Suites	McKibbon	8/9/2011	98	9,000
Mason	OH	Hilton Garden Inn	Schulte	9/1/2011	110	14,825
Omaha	NE	Hilton Garden Inn	White	9/1/2011	178	30,018
Des Plaines	IL	Hilton Garden Inn	Raymond	9/20/2011	251	38,000
Merillville	IN	Hilton Garden Inn	Schulte	9/30/2011	124	14,825
Austin/Round Rock	TX	Homewood Suites	Vista	10/3/2011	115	15,500
Scottsdale	AZ	Hilton Garden Inn	White	10/3/2011	122	16,300
South Bend	IN	Fairfield Inn & Suites	White	11/1/2011	119	17,500
Charleston	SC	Home2 Suites	LBA	11/10/2011	122	13,908
Oceanside	CA	Courtyard	Marriott	11/28/2011	142	30,500
Skokie	IL	Hampton Inn & Suites	Raymond	12/19/2011	225	32,000
Tallahassee	FL	Fairfield Inn & Suites	LBA	12/30/2011	97	9,355

Total					3,300	$458,231

The purchase price for these properties, net of debt assumed, was funded by the Company’s on-going best-efforts offering of Units. The Company assumed approximately $69.4 million of debt secured by five of its hotel properties. The Company also used the proceeds of its on-going best-efforts offering to pay approximately $11.3 million in acquisition related costs, including $9.2 million, representing 2% of the gross purchase price for these hotels, as a brokerage commission to ASRG, 100% owned by Glade M. Knight, the Company’s Chairman and Chief Executive Officer and approximately $2.1 million in other acquisition related costs, including title, legal and other related costs. These costs are included in acquisition related costs in the Company’s consolidated statements of operations for the year ended December 31, 2011.

In connection with the acquisition of the Mobile, Alabama Hampton Inn & Suites hotel in June 2011, the Company assumed a land lease with a remaining lease term of 51 years. The lease was valued at below market rates and as a result the Company recorded an in-place favorable lease asset totaling $1.5 million which is included in other assets, net in the Company’s consolidated balance sheets. The amount is being amortized over the remaining initial lease term and the unamortized balance totaled $1.5 million as of December 31, 2011.

No goodwill was recorded in connection with any of the acquisitions.

On February 4, 2011, the Company entered into a purchase contract for the potential acquisition of a Fairfield Inn & Suites hotel in Wytheville, Virginia. On February 25, 2011, this contract was terminated. The gross purchase price for the 80 room hotel was $7.3 million. In connection with the termination of this contract, the initial deposit of $100,000 was repaid to the Company.

On April 12, 2011, the Company entered into purchase contracts for the potential acquisition of a SpringHill Suites hotel in Fort Myers, Florida and a TownePlace Suites hotel in Montgomery, Alabama. On April 29, 2011, these contracts were terminated. The gross purchase price for the two hotels totaled $16.5 million. In connection with the termination of these contracts, the initial deposits totaling $200,000 were repaid to the Company.

Notes Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]

Note 3

Notes Payable

In conjunction with the acquisition of five hotel properties, the Company assumed approximately $69.4 million in debt secured by first mortgage notes on the applicable hotels. The following table summarizes the hotel location, interest rate, maturity date and the principal amount assumed associated with each note payable outstanding as of December 31, 2011. All dollar amounts are in thousands.

Location	Brand	Interest Rate(1)	Acquisition Date	Maturity Date	Principal Assumed	Outstanding balance as of December 31, 2011
Knoxville, TN	Homewood Suites	6.30%	7/19/2011	10/8/2016	$11,499	$11,428
Knoxville, TN	TownePlace Suites	5.45%	8/9/2011	12/11/2015	7,392	7,306
Des Plaines, IL	Hilton Garden Inn	5.99%	9/20/2011	8/1/2016	20,838	20,749
Scottsdale, AZ	Hilton Garden Inn	6.07%	10/3/2011	2/1/2017	10,585	10,558
Skokie, IL	Hampton Inn & Suites	6.15%	12/19/2011	7/1/2016	19,092	19,092

					$69,406	$69,133

(1)	At acquisition, the Company adjusted the interest rates on these loans to market rates and is amortizing the adjustments to interest expense over the life of the loan.

The aggregate amounts of principal payable under the Company’s debt obligations, for the five years subsequent to December 31, 2011 and thereafter are as follows (in thousands):

2012	$1,242
2013	1,332
2014	1,415
2015	7,862
2016	47,687
Thereafter	9,595

69,133
Fair Value Adjustment of Assumed Debt	503

Total	$69,636

A fair value adjustment was recorded upon the assumption of above or below market rate loans in connection with the Company’s hotel acquisitions. These fair value adjustments will be amortized into interest expense over the remaining term of the related indebtedness using a method approximating the effective interest rate method. The effective interest rates on the applicable debt obligations assumed ranged from 4.7% to 6.5% at the date of assumption. The total adjustment to interest expense was a decrease of $48,000 for the year ended December 31, 2011. The unamortized balance of the fair value adjustment was approximately $503,000 at December 31, 2011.

The Company estimates the fair value of its debt by discounting the future cash flows of each instrument at estimated market rates consistent with the maturity of the debt obligation with similar credit terms and credit characteristics. Market rates take into consideration general market conditions and maturity. As of December 31, 2011, the carrying value and estimated fair value of the Company’s debt was $69.6 million and $69.4 million. The carrying value of the Company’s other financial instruments approximates fair value due to the short-term nature of these financial instruments.

The Company incurred loan origination costs related to the assumption of the mortgage obligations on purchased hotels, totaling $906,000. Such costs are amortized over the period to maturity of the applicable mortgage loan, as an addition to interest expense. Amortization of such costs totaled $42,000 for the year ended December 31, 2011.

The Company’s interest expense in 2011 is net of interest capitalized in conjunction with hotel renovations totaling approximately $40,000.

Prior to the commencement of the Company’s best-efforts offering, the Company obtained an unsecured note payable in a principal amount of $400,000 to fund certain start-up costs and offering expenses. The lender was Bank of America. The note payable bore interest at a variable rate based on the London Interbank Borrowing Rate (LIBOR). The note was fully paid in January 2011 with net proceeds from the Company’s on-going best-efforts offering.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]

Note 4

Shareholders’ Equity

Best-efforts Offering

The Company is currently conducting an on-going best-efforts offering of Units. The Company registered its Units on Registration Statement Form S-11 (File No. 333-168971) filed on August 20, 2010 and the Form S-11 was declared effective by the Securities and Exchange Commission on January 19, 2011. Each Unit consists of one common share and one Series A preferred share. The Company began its best-efforts offering of Units the same day the registration statement was declared effective. The minimum offering of 9,523,810 Units at $10.50 per Unit was sold as of January 27, 2011, with proceeds, net of commissions and marketing expenses totaling $90 million. The offering is continuing as of the date of filing this annual report on Form 10-K. The managing underwriter is David Lerner Associates, Inc. and all of the Units are being sold for the Company’s account. The Company will offer Units until January 19, 2013, unless the offering is extended, or terminated if all of the Units are sold before then.

Series A Preferred Shares

The Series A preferred shares have no voting rights and no conversion rights. In addition, the Series A preferred shares are not separately tradable from the common shares to which they relate. The Series A preferred shares do not have any distribution rights except a priority distribution upon the sale of the Company’s assets. The priority distribution (“Priority Distribution”) will be equal to $11.00 per Series A preferred share, and will be paid before any distribution will be made to the holders of any other shares. Upon the Priority Distribution the Series A preferred shares will have no other distribution rights.

Series B Convertible Preferred Stock

The Company has issued 480,000 Series B convertible preferred shares to Glade M. Knight, Chairman and Chief Executive Officer of the Company, in exchange for the payment by him of $0.10 per Series B convertible preferred share, or an aggregate of $48,000. The Series B convertible preferred shares are convertible into common shares pursuant to the formula and on the terms and conditions set forth below.

There are no dividends payable on the Series B convertible preferred shares. Holders of more than two-thirds of the Series B convertible preferred shares must approve any proposed amendment to the articles of incorporation that would adversely affect the Series B convertible preferred shares.

Upon the Company’s liquidation, the holder of the Series B convertible preferred shares is entitled to a priority liquidation payment before any distribution of liquidation proceeds to the holders of the common shares. However, the priority liquidation payment of the holder of the Series B convertible preferred shares is junior to the holders of the Series A preferred shares’ distribution rights. The holder of a Series B convertible preferred share is entitled to a liquidation payment of $11 per number of common shares each Series B convertible preferred share would be convertible into according to the formula described below. In the event that the liquidation of the Company’s assets results in proceeds that exceed the distribution rights of the Series A preferred shares and the Series B convertible preferred shares, the remaining proceeds will be distributed between the common shares and the Series B convertible preferred shares, on an as converted basis.

Each holder of outstanding Series B convertible preferred shares shall have the right to convert any of such shares into common shares of the Company upon and for 180 days following the occurrence of any of the following events:

(1)

substantially all of the Company’s assets, stock or business is sold or transferred through exchange, merger, consolidation, lease, share exchange, sale or otherwise, other than a sale of assets in liquidation, dissolution or winding up of the Company;

(2)	the termination or expiration without renewal of the advisory agreement with A10A, or if the Company ceases to use ASRG to provide property acquisition and disposition services; or

(3)	the Company’s common shares are listed on any securities exchange or quotation system or in any established market.

Upon the occurrence of any conversion event, each Series B convertible preferred share may be converted into a number of common shares based upon the gross proceeds raised through the date of conversion in the Company’s $2 billion offering according to the following table:

Gross Proceeds Raised from Sales of Units through Date of Conversion	Number of Common Shares through Conversion of One Series B Convertible Preferred Share
$400 million	4.83721
$500 million	6.11068
$600 million	7.29150
$700 million	8.49719
$800 million	9.70287
$900 million	10.90855
$1 billion	12.11423
$1.1 billion	13.31991
$1.2 billion	14.52559
$1.3 billion	15.73128
$1.4 billion	16.93696
$1.5 billion	18.14264
$1.6 billion	19.34832
$1.7 billion	20.55400
$1.8 billion	21.75968
$1.9 billion	22.96537
$2 billion	24.17104

In the event that after raising gross proceeds of $2 billion, the Company raises additional gross proceeds in a subsequent public offering, each Series B convertible preferred share may be converted into an additional number of common shares based on the additional gross proceeds raised through the date of conversion in a subsequent public offering according to the following formula: (X/100 million) x 1.20568, where X is the additional gross proceeds rounded down to the nearest $100 million.

No additional consideration is due upon the conversion of the Series B convertible preferred shares. The conversion into common shares of the Series B convertible preferred shares will result in dilution of the shareholders’ interests and the termination of the Series A preferred shares.

Expense related to the issuance of 480,000 Series B convertible preferred shares to Mr. Knight will be recognized at such time when the number of common shares to be issued for conversion of the Series B shares can be reasonably estimated and the event triggering the conversion of the Series B shares to common shares occurs. The expense will be measured as the difference between the fair value of the common stock for which the Series B shares can be converted and the amounts paid for the Series B shares. Although the fair market value cannot be determined at this time, expense if the maximum offering is achieved could range from $0 to in excess of $127 million (assumes $11 per unit fair market value). Based on equity raised through December 31, 2011, if a triggering event had occurred, expense would have ranged from $0 to $25.5 million (assumes $11 per unit fair market value) and approximately 2.3 million common shares would have been issued.

Preferred Shares

The Company’s articles of incorporation authorize issuance of up to 30 million additional preferred shares. No preferred shares other than the Series A preferred shares and the Series B convertible preferred shares (discussed above) have been issued. The Company believes that the authorization to issue additional preferred shares benefits the Company and its shareholders by permitting flexibility in financing additional growth, giving the Company additional financing options in corporate planning and in responding to developments in business, including financing of additional acquisitions and other general corporate purposes. Having authorized preferred shares available for issuance in the future gives the Company the ability to respond to future developments and allows preferred shares to be issued without the expense and delay of a special shareholders’ meeting. At present, the Company has no specific financing or acquisition plans involving the issuance of additional preferred shares and the Company does not propose to fix the characteristics of any series of preferred shares in anticipation of issuing preferred shares other than the Series A preferred shares and Series B convertible preferred shares discussed above. The Company cannot now predict whether or to what extent, if any, additional preferred shares will be used or if so used what the characteristics of a particular series may be. The voting rights and rights to distributions of the holders of common shares will be subject to the prior rights of the holders of any subsequently-issued preferred shares. Unless otherwise required by applicable law or regulation, the preferred shares would be issuable without further authorization by holders of the common shares and on such terms and for such consideration as may be determined by the Board of Directors. The preferred shares could be issued in one or more series having varying voting rights, redemption and conversion features, distribution (including liquidating distribution) rights and preferences, and other rights, including rights of approval of specified transactions. A series of preferred shares could be given rights that are superior to rights of holders of common shares and a series having preferential distribution rights could limit common share distributions and reduce the amount holders of common shares would otherwise receive on dissolution.

Unit Redemption Program

The Company’s Board of Directors has approved a Unit Redemption Program to provide limited interim liquidity to its shareholders who have held their Units for at least one year. Shareholders may request redemption of Units for a purchase price equal to 92.5% of the price paid per Unit if the Units have been owned for less than five years, or 100% of the price paid per Unit if the Units have been owned more than five years. The maximum number of Units that may be redeemed in any given year is three percent of the weighted average number of Units outstanding during the 12-month period immediately prior to the date of redemption. The Company reserves the right to change the purchase price of redemptions, reject any request for redemption, or otherwise amend the terms of, suspend, or terminate the Unit Redemption Program. If the total redemption requests exceed the authorized amount of redemptions, the Board of Directors may limit the amount of redemptions as it deems prudent. If requests exceed the authorized amount, redemptions will be made on a pro-rata basis. Redemptions will be made quarterly and the Company may use proceeds from its on-going best- efforts offering to redeem Units.

Distributions

The Company’s annual distribution rate as of December 31, 2011 was $0.825 per common share, payable monthly. The Company began making distributions in February 2011 and for the year ended December 31, 2011, the Company made distributions of $0.76 per common share for a total of $23.6 million.

Stock Option Plan	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 5

Stock Option Plan

During 2011, the Company adopted a non-employee directors’ stock option plan (the “Directors’ Plan”) to provide incentives to attract and retain directors. The Directors’ Plan provides for an automatic grant of options to purchase a specified number of Units (“Options”) to directors, who are not employees of the Company. The Company’s Compensation Committee (“Committee”) is responsible for administering the Directors’ Plan. The Committee is responsible for granting Options and for establishing the exercise price of Options. Under the Directors’ Plan, the number of Units authorized for issuance is equal to 45,000 plus 1.8% of the number of Units sold in excess of the minimum offering of 9,523,810 Units. This plan currently relates to the initial public offering of 182,251,082 Units. Therefore, the maximum number of Units authorized under the Directors’ Plan is currently 656,612 based on the number of Units issued as of December 31, 2011.

The Directors’ Plan generally provides, among other things, that options be granted at exercise prices not lower than the market value of the Units on the date of grant. The options are 100% vested upon issuance and are exercisable six months after the date of grant and will expire 10 years from the date of grant. During 2011, the Company granted options, net of forfeitures, to purchase 41,797 Units under the Directors’ Plan and recorded approximately $58,000 in compensation expense. All of the options issued have an exercise price of $11 per Unit. Activity in the Company Directors’ Plan during 2011 is summarized in the following table:

2011
Outstanding, beginning of year:	—
Granted	53,896
Exercised	—
Expired or canceled	12,099

Outstanding, end of year:	41,797

Exercisable, end of year:	41,797

The weighted-average exercise price:	$11.00

Management and Franchise Agreements	12 Months Ended
Dec. 31, 2011
Management And Franchise Agreements [Text Block]

Note 6

Management and Franchise Agreements

Each of the Company’s 26 hotels are operated and managed, under separate management agreements, by affiliates of one of the following companies: LBAM Investor Group, L.L.C. (“LBA”) (2), Marriott International (“Marriott”) (1), MHH Management, LLC (“McKibbon”) (8), Newport Hospitality Group, Inc. (“Newport”) (2), Raymond Management Company, Inc. (“Raymond”) (2), Schulte Hospitality Group, Inc. (“Schulte”) (6), Stonebridge Realty Advisors, Inc. (“Stonebridge”) (1), Vista Host, Inc. (“Vista”) (1), or White Lodging Services Corporation (“White”) (3). The agreements provide for initial terms of 5 to 30 years. Fees associated with the agreements generally include the payment of base management fees, incentive management fees, accounting fees, and other fees for centralized services which are allocated among all of the hotels that receive the benefit of such services. Base management fees are calculated as a percentage of gross revenues. Incentive management fees are calculated as a percentage of operating profit in excess of a priority return to the Company, as defined in the management agreements. The Company has the option to terminate the management agreements if specified performance thresholds are not satisfied. For the year ended December 31, 2011 the Company incurred approximately $1.3 million in management fees.

LBA, McKibbon, Newport, Raymond, Schulte, Stonebridge, Vista and White are not affiliated with either Marriott or Hilton, and as a result, the hotels they manage were required to obtain separate franchise agreements with each respective franchisor. The Hilton franchise agreements generally provide for a term of 10 to 21 years. Fees associated with the agreements generally include the payment of royalty fees and program fees. The Marriott franchise agreements generally provide for initial terms of 15 to 20 years. Fees associated with the agreements generally include the payment of royalty fees, marketing fees, reservation fees and a communications support fee based on room revenues. For the year ended December 31, 2011 the Company incurred approximately $1.8 million in franchise fees.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

Note 7

Related Parties

The Company has, and is expected to continue to engage in, significant transactions with related parties. These transactions cannot be construed to be at arm’s length and the results of the Company’s operations may be different if these transactions were conducted with non-related parties. The Company’s independent members of the Board of Directors oversee and annually review the Company’s related party relationships (which include the relationships discussed in this section) and are required to approve any significant modifications to the contracts, as well as any new significant related party transactions. The Board of Directors is not required to approve each individual transaction that falls under the related party relationships. However, under the direction of the Board of Directors, at least one member of the Company’s senior management team approves each related party transaction.

The Company has a contract with ASRG, to acquire and dispose of real estate assets for the Company. A fee of 2% of the gross purchase price or gross sale price in addition to certain reimbursable expenses is paid to ASRG for these services. As of December 31, 2011, payments to ASRG for fees under the terms of this contract have totaled approximately $9.2 million since inception, all of which was incurred in 2011 and is included in acquisition related costs in the Company’s consolidated statements of operations.

The Company is party to an advisory agreement with A10A, pursuant to which A10A provides management services to the Company. A10A provides these management services through an affiliate called Apple Fund Management LLC (“AFM”), which is a subsidiary of Apple REIT Six, Inc. An annual fee ranging from 0.1% to 0.25% of total equity proceeds received by the Company, in addition to certain reimbursable expenses, are payable to A10A for these management services. Total advisory fees incurred by the Company under the advisory agreement are included in general and administrative expenses and totaled approximately $318,000 for the year ended December 31, 2011. No advisory fees were incurred by the Company prior to 2011.

In addition to the fees payable to ASRG and A10A, the Company reimbursed A10A or ASRG or paid directly to AFM on behalf of A10A or ASRG approximately $1.4 million and $25,000 for the years ended December 31, 2011 and 2010. The expenses reimbursed were approximately $700,000 and $0, respectively, for costs reimbursed under the contract with ASRG and approximately $700,000 and $25,000, respectively, for costs reimbursed under the contract with A10A. The costs are included in general and administrative expenses and are for the Company’s proportionate share of the staffing and related costs provided by AFM at the direction of A10A.

AFM is an affiliate of Apple Six Advisors, Inc., Apple Seven Advisors, Inc., Apple Eight Advisors, Inc., Apple Nine Advisors, Inc., Apple Ten Advisors, Inc., ASRG and Apple Six Realty Group, Inc., (collectively the “Advisors” which are wholly owned by Glade M. Knight). As such, the Advisors provide management services through the use of AFM to, respectively, Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and Apple REIT Ten, Inc. (collectively the “Apple REIT Entities”). Although there is a potential conflict on time allocation of employees due to the fact that a senior manager, officer or staff member will provide services to more than one company, the Company believes that the executives and staff compensation sharing arrangement described more fully below allows the companies to share costs yet attract and retain superior executives and staff. The cost sharing structure also allows each entity to maintain a much more cost effective structure than having separate staffing arrangements. Amounts reimbursed to AFM include both compensation for personnel and “overhead” (office rent, utilities, benefits, office supplies, etc.) used by the companies. Since the employees of AFM perform services for the Apple REIT Entities and Advisors at the direction of the Advisors, individuals, including executive officers, receive their compensation at the direction of the Advisors and may receive consideration directly from the Advisors.

The Advisors and Apple REIT Entities allocate all of the costs of AFM among the Apple REIT Entities and the Advisors. The allocation of costs from AFM is reviewed at least annually by the Compensation Committees of the Apple REIT Entities. In making the allocation, management of each of the entities and their Compensation Committee consider all relevant facts related to each Company’s level of business activity and the extent to which each Company requires the services of particular personnel of AFM. Such payments are based on the actual costs of the services and are not based on formal record keeping regarding the time these personnel devote to the Company, but are based on a good faith estimate by the employee and/or his or her supervisor of the time devoted by the employee to the Company. As part of this arrangement, the day to day transactions may result in amounts due to or from the Apple REIT Entities. To efficiently manage cash disbursements, an individual Apple REIT Entity may make payments for any or all of the related companies. The amounts due to or from the related Apple REIT Entity are reimbursed or collected and are not significant in amount.

ASRG and A10A are 100% owned by Glade M. Knight, Chairman and Chief Executive Officer of the Company. Mr. Knight is also Chairman and Chief Executive Officer of Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc. Another member of the Company’s Board of Directors is also on the Board of Directors of Apple REIT Seven, Inc. and Apple REIT Eight, Inc.

During the first quarter of 2011, the Company entered into an assignment of contract with ASRG to become the purchaser of a Home2 Suites by Hilton under construction in Charleston, South Carolina for a total purchase price of $13.9 million. ASRG entered into the assigned contract on November 5, 2010. Under the terms and conditions of the contract, ASRG assigned to the Company all of its rights and obligations under the purchase contract. There was no consideration paid to ASRG for this assignment, other than the reimbursement of the deposit previously made by ASRG totaling $100,000. There was no profit for ASRG in the assignment. The Company purchased this hotel on November 10, 2011, the same day the hotel opened for business.

During the fourth quarter of 2011, the Company entered into an assignment of contract with ASRG to become the purchaser of all of the ownership interests in a limited liability company, Sunbelt-FTH, LLC, which owned a Fairfield Inn & Suites by Marriott located in Tallahassee, Florida for a total purchase price of $9.4 million. The hotel is newly constructed and opened on December 15, 2011. ASRG entered into the assigned contract on July 8, 2010. Under the terms and conditions of the contract, ASRG assigned to the Company all of its rights and obligations under the purchase contract. There was no consideration paid to ASRG for this assignment, other than the reimbursement of the deposit previously made by ASRG totaling $2,500. There was no profit for ASRG in the assignment. The Company closed on the purchase of the limited liability company on December 30, 2011.

The Company has incurred legal fees associated with the Legal Proceedings and Related Matters discussed herein. The Company also incurs other professional fees such as accounting, auditing and reporting. These fees are included in general and administrative expense in the Company’s consolidated statements of operations. To be cost effective, these services received by the Company are shared as applicable across the other Apple REIT Entities. The professionals cannot always specifically identify their fees for one company therefore management allocates these costs across the companies that benefit from the services.

On occasion, the Company uses, for acquisition, renovation and asset management purposes, a Learjet owned by Apple Air Holding, LLC, which is jointly owned by Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc., and Apple REIT Nine, Inc. Total costs paid for the usage of the aircraft in 2011 were $216 thousand.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Text Block]

Note 8

Lease Commitments

In connection with the acquisition of the Mobile, Alabama Hampton Inn & Suites hotel in June 2011, the Company assumed a land lease with a remaining initial lease term of 51 years with no renewal options and is subject to an annual base rental payment with defined escalations over the life of the lease. The estimated minimum lease payments pertaining to this lease, for the five years subsequent to December 31, 2011 and thereafter are as follows (in thousands):

2012	$2
2013	2
2014	2
2015	2
2016	2
Thereafter	97

Total	$107

In connection with the acquisition of the South Bend, Indiana Fairfield Inn & Suites hotel in November 2011, the land on which the hotel resides was conveyed to the Company with an indefinite term (“Vesting Deed”). Under the terms of the Vesting Deed, the Company is required to pay to the University of Notre Dame (“University”) an amount equal to 2% of the room revenues generated by the hotel through June 2012, and 3.25% of the hotel’s room revenues thereafter. The Vesting Deed also grants the University various rights related to the property, including the right to approve changes to the use of the property and approve potential purchasers of the property.

Pro Forma Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure [Text Block]

Note 9

Pro Forma Information (Unaudited)

The following unaudited pro forma information for the year ended December 31, 2011, is presented as if the acquisitions of the Company’s 26 hotels acquired after December 31, 2010 had occurred on the latter of January 1, 2011 or the opening date of the hotel. The pro forma information does not purport to represent what the Company’s results of operations would actually have been if such transactions, in fact, had occurred on these applicable dates, nor does it purport to represent the results of operations for future periods. Amounts are in thousands except per share data.

Total revenues	$94,214
Net income	2,871
Net income per share—basic and diluted	$0.08

The pro forma information reflects adjustments for actual revenues and expenses of the 26 hotels acquired during 2011 for the respective period owned prior to acquisition by the Company. Net income has been adjusted as follows: (1) interest income and expense have been adjusted to reflect the reduction in cash and cash equivalents required to fund the acquisitions; (2) interest expense related to prior owner’s debt which was not assumed has been eliminated; (3) depreciation has been adjusted based on the Company’s basis in the hotels; and (4) transaction costs have been adjusted for the acquisition of existing businesses.

Industry Segments	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]

Note 10

Industry Segments

The Company owns extended-stay and limited service hotel properties throughout the United States that generate rental and other property related income. The Company separately evaluates the performance of each of its hotel properties. However, because each of the hotels has similar economic characteristics, facilities, and services, the properties have been aggregated into a single operating segment. All segment disclosures are included in, or can be derived from, the Company’s consolidated financial statements.

Hotel Contract Commitments	12 Months Ended
Dec. 31, 2011
Hotel Contract Commitments Disclosure Textblock

Note 11

Hotel Contract Commitments

As of December 31, 2011, the Company had outstanding contracts for the potential purchase of seven additional hotels for a total purchase price of $116.1 million. Of these seven hotels, six are under construction and should be completed over the next 3 to 18 months from December 31, 2011. Closing on these six hotels is expected upon completion of construction. The existing hotel is expected to close within the next three months. Although the Company is working towards acquiring these hotels, there are many conditions to closing that have not yet been satisfied and there can be no assurance that closings will occur under the outstanding purchase contracts. The following table summarizes the location, brand, number of rooms, refundable (if the seller does not meet its obligations under the contract) contract deposits paid, and gross purchase price for each of the contracts. All dollar amounts are in thousands.

Location	Brand	Rooms	Deposits Paid		Gross Purchase Price
Operating(a)
Gainesville, FL	Homewood Suites	103	$100		$14,550	(c)
Under Construction(b)
Jacksonville, NC	Home2 Suites	105	100		12,000
Dallas, TX	Hilton Garden Inn	165	50		27,300
Grapevine, TX	Courtyard	180		(d)		(d)
Grapevine, TX	TownePlace Suites	120		(d)		(d)
Huntsville, AL	Home2 Suites(f)	77		(e)		(e)
Huntsville, AL	Hampton Inn & Suites(f)	98		(e)		(e)

		848	$303		$116,137

(a)	This hotel is currently operational and assuming all conditions to closing are met should close within three months from December 31, 2011.

(b)

The hotels are currently under construction. The table shows the expected number of rooms upon hotel completion and the expected franchise. Assuming all conditions to closing are met the purchase of these hotels should close over the next 3 to 18 months from December 31, 2011.

(c)

The purchase contract for this hotel requires the Company to assume approximately $13.1 million in mortgage debt. The loan provides for monthly payments of principal and interest on an amortized basis.

(d)

The Courtyard and TownePlace Suites hotels in Grapevine, TX are part of an adjoining two-hotel complex that will be located on the same site. The two hotels are covered by the same purchase contract with a total gross purchase price of $41.7 million and an initial deposit of $50,000. These amounts are reflected in the total gross purchase price and deposits paid as indicated above.

(e)

The Home2 Suites and Hampton Inn & Suites hotels in Hunstville, AL are part of an adjoining two-hotel complex that will be located on the same site. The two hotels are covered by the same purchase contract with a total gross purchase price of $20.6 million and an initial deposit of $2,500. These amounts are reflected in the total gross purchase price and deposits paid as indicated above.

(f)

If the seller meets all of the conditions to closing, the Company is obligated to specifically perform under the contract. As the properties are under construction, at this time, the seller has not met all of the conditions to closing.

As there can be no assurance that all conditions to closing will be satisfied, the Company includes deposits paid for hotels under contract in other assets, net in the Company’s consolidated balance sheets, and in deposits and other disbursements for potential acquisitions in the Company’s consolidated statements of cash flows. It is anticipated that the purchase price (less any debt assumed) for the outstanding contracts will be funded from the proceeds of the Company’s on-going best-efforts offering of Units and cash on hand if a closing occurs.

Legal Proceedings and Related Matters	12 Months Ended
Dec. 31, 2011
Legal Matters and Contingencies [Text Block]

Note 12

Legal Proceedings and Related Matters

The term the “Apple REIT Companies” means the Company, Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc.

On December 13, 2011, the United States District Court for the Eastern District of New York ordered that three putative class actions, Kronberg, et al. v. David Lerner Associates, Inc., et al., Kowalski v. Apple REIT Ten, Inc., et al., and Leff v. Apple REIT Ten, Inc., et al., be consolidated and amended the caption of the consolidated matter to be In re Apple REITs Litigation. The District Court also appointed lead plaintiffs and lead counsel for the consolidated action and ordered lead plaintiffs to file and serve a consolidated complaint by February 17, 2012. The parties agreed to a schedule for answering or otherwise responding to the complaint and that briefing on any motion to dismiss the complaint will be concluded by June 18, 2012. The Company was previously named as a party in all three of the abovementioned class action lawsuits.

On February 17, 2012, lead plaintiffs and lead counsel in the In re Apple REITs Litigation, Civil Action No. 1:11-cv-02919-KAM-JO, filed an amended consolidated complaint in the United States District Court for the Eastern District of New York against the Company, Apple Suites Realty Group, Inc., Apple Eight Advisors, Inc., Apple Nine Advisors, Inc., Apple Ten Advisors, Inc., Apple Fund Management, LLC, Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc., their directors and certain officers, and David Lerner Associates, Inc. and David Lerner. The consolidated complaint, purportedly brought on behalf of all purchasers of Units in the Company and the other Apple REIT Companies, or those who otherwise acquired these Units that were offered and sold to them by David Lerner Associates, Inc., or its affiliates and on behalf of subclasses of shareholders in New Jersey, New York, Connecticut and Florida, asserts claims under Sections 11, 12 and 15 of the Securities Act of 1933. The consolidated complaint also asserts claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence, and unjust enrichment, and claims for violation of the securities laws of Connecticut and Florida. The complaint seeks, among other things, certification of a putative nationwide class and the state subclasses, damages, rescission of share purchases and other costs and expenses.

The Company believes that any claims against it, its officers and directors and other Apple entities are without merit, and intends to defend against them vigorously. At this time, the Company cannot reasonably predict the outcome of these proceedings or provide a reasonable estimate of the possible loss or range of loss due to these proceedings, if any.

Broker Dealer

On December 13, 2011, the Financial Industry Regulatory Authority (“FINRA”) amended its original complaint, filed on May 27, 2011, against David Lerner Associates, Inc., to include David Lerner, individually, as a party to this matter, as well as add additional claims related to the overall sales practices of both David Lerner Associates, Inc. and David Lerner relative to the Company’s Units. As discussed in its prospectus, dated January 19, 2011, the Company is offering its Units for sale through David Lerner Associates, Inc. as the managing dealer for its best efforts offering. A copy of FINRA’s original complaint can be found at: http://www.finra.org/Newsroom/NewsReleases/2011/P123738; and FINRA’s amended complaint can be found at: http://disciplinaryactions.finra.org/viewdocument.aspx?DocNB)068. David Lerner Associates, Inc. was also the sole distributor (managing dealer) of Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc., and Apple REIT Nine, Inc. The Company is unaffiliated with David Lerner Associates, Inc. or David Lerner; however, it does rely upon David Lerner Associates, Inc. for the offer and sale and administration of the Company’s Units. The Apple REIT Companies take these allegations against David Lerner Associates, Inc. and David Lerner very seriously, and the Apple REIT Companies intend to cooperate with any and all regulatory or governmental inquiries.

Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]

Note 13

Quarterly Financial Data (unaudited)

The following is a summary of quarterly results of operations for the year ended December 31, 2011. Income per share for the four quarters in 2011 is non-additive in comparison to income per share for the year ended December 31, 2011 due to the timing and size of the Company’s Unit issuances.

2011 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$893	$6,631	$14,387	$20,180
Net loss	$(2,390)	$(1,179)	$(473)	$(1,092)
Basic and diluted net income per common share	$(0.23)	$(0.04)	$(0.01)	$(0.03)
Distributions declared and paid per common share	$0.138	$0.206	$0.206	$0.206

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]

Note 14

Subsequent Events

In January 2012, the Company declared and paid approximately $3.0 million in dividend distributions to its common shareholders, or $0.06875 per outstanding common share. The Company also closed on the issuance of approximately 1.7 million Units through its on-going best-efforts offering, representing gross proceeds to the Company of approximately $18.7 million and proceeds net of selling and marketing costs of approximately $16.8 million.

In January 2012, the Company entered into an assignment of contract with ASRG to become the purchaser of all of the ownership interests in a limited liability company, which owns a TownePlace Suites by Marriott (under construction) in Nashville, Tennessee for a total purchase price of $9.8 million. ASRG entered into the assigned contract on July 8, 2010. Under the terms and conditions of the contract, ASRG assigned to the Company all of its rights and obligations under the purchase contract. There was no consideration paid to ASRG for this assignment, other than the reimbursement of the deposit previously made by ASRG totaling $2,500. There was no profit for ASRG in the assignment. The Company purchased this hotel on January 31, 2012, the same day the hotel opened for business.

In January 2012, the Company closed on the purchase of a Homewood Suites located in Gainesville, Florida. The gross purchase price for this hotel, which contains 103 guest rooms, was $14.6 million. The Company assumed approximately $13.1 million of mortgage debt associated with this hotel. The loan provides for monthly payments of principal and interest on an amortized basis.

In February 2012, the Company declared and paid approximately $3.1 million in dividend distributions to its common shareholders, or $0.06875 per outstanding common share. The Company also closed on the issuance of approximately 1.9 million Units through its on-going best-efforts offering, representing gross proceeds to the Company of approximately $20.8 million and proceeds net of selling and marketing costs of approximately $18.7 million.

SCHEDULE III	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Text Block]

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION
As of December 31, 2011
(dollars in thousands)

City	State	Description	Encumbrances	Initial Cost		Subsequently Capitalized	Total Gross Cost(1)	Acc. Deprec.	Date of Construction	Date Acquired	Depreciable Life	# of Rooms
				Land/Land Improvements	Bldg./ FF&E/ Other	Bldg. Imp. & FF&E
Mobile	AL	Hampton Inn & Suites	$—	$—	$11,525	$66	$11,591	$(198)	2006	Jun-11	3 - 39 yrs.	101
Scottsdale	AZ	Hilton Garden Inn	10,558	2,089	14,291	—	16,380	(105)	2005	Oct-11	3 - 39 yrs.	122
Oceanside	CA	Courtyard	—	3,198	27,252	—	30,450	(144)	2011	Nov-11	3 - 39 yrs.	142
Denver	CO	Hilton Garden Inn	—	5,240	53,264	75	58,579	(1,334)	2007	Mar-11	3 - 39 yrs.	221
Gainesville	FL	Hilton Garden Inn	—	860	11,720	110	12,690	(223)	2007	Jun-11	3 - 39 yrs.	104
Pensacola	FL	TownePlace Suites	—	1,003	10,547	1	11,551	(189)	2008	Jun-11	3 - 39 yrs.	98
Tallahassee	FL	Fairfield Inn & Suites	—	1,098	8,267	—	9,365	(26)	2011	Dec-11	3 - 39 yrs.	97
Cedar Rapids	IA	Hampton Inn & Suites	—	784	12,287	—	13,071	(241)	2009	Jun-11	3 - 39 yrs.	103
Cedar Rapids	IA	Homewood Suites	—	868	12,197	—	13,065	(254)	2010	Jun-11	3 - 39 yrs.	95
Davenport	IA	Hampton Inn & Suites	—	1,107	11,964	19	13,090	(179)	2007	Jul-11	3 - 39 yrs.	103
Des Plaines	IL	Hilton Garden Inn	20,749	2,757	33,200	605	36,562	(346)	2005	Sep-11	3 - 39 yrs.	251
Hoffman Estates	IL	Hilton Garden Inn	—	1,496	8,507	137	10,140	(162)	2000	Jun-11	3 - 39 yrs.	184
Skokie	IL	Hampton Inn & Suites	19,092	2,176	29,945	—	32,121	(80)	2000	Dec-11	3 - 39 yrs.	225
Merrillville	IN	Hilton Garden Inn	—	1,403	13,342	—	14,745	(156)	2008	Sep-11	3 - 39 yrs.	124
South Bend	IN	Fairfield Inn & Suites	—	1,100	16,450	—	17,550	(94)	2010	Nov-11	3 - 39 yrs.	119
Matthews	NC	Fairfield Inn & Suites	—	1,377	8,673	—	10,050	(265)	2010	Mar-11	3 - 39 yrs.	94
Winston-Salem	NC	Hampton Inn & Suites	—	1,440	9,610	—	11,050	(289)	2010	Mar-11	3 - 39 yrs.	94
Omaha	NE	Hilton Garden Inn	—	1,397	28,655	8	30,060	(305)	2001	Sep-11	3 - 39 yrs.	178
Mason	OH	Hilton Garden Inn	—	1,183	13,722	—	14,905	(164)	2010	Sep-11	3 - 39 yrs.	110
Columbia	SC	TownePlace Suites	—	613	9,937	1	10,551	(262)	2009	Mar-11	3 - 39 yrs.	91
Charleston	SC	Home2 Suites	—	914	12,994	—	13,908	(84)	2011	Nov-11	3 - 39 yrs.	122
Knoxville	TN	Homewood Suites	11,428	1,069	14,948	17	16,034	(222)	2005	Jul-11	3 - 39 yrs.	103
Knoxville	TN	SpringHill Suites	—	884	13,738	20	14,642	(244)	2006	Jun-11	3 - 39 yrs.	103
Knoxville	TN	TownePlace Suites	7,306	700	8,081	3	8,784	(117)	2003	Aug-11	3 - 39 yrs.	98
Austin/Round Rock	TX	Homewood Suites	—	2,817	12,743	—	15,560	(125)	2010	Oct-11	3 - 39 yrs.	115
Richmond	VA	SpringHill Suites	—	1,088	9,963	—	11,051	(201)	2008	Jun-11	3 - 39 yrs.	103
Other			—	—	—	669	669	—				—

			$69,133	$38,661	$417,822	$1,731	$458,214	$(6,009)				3,300

	2011		2011
Real estate owned:		Accumulated depreciation:
Balance as of January 1	$—	Balance as of January 1	$—
Acquisitions	456,483	Depreciation expense	(6,009)

Improvements	1,731

Balance at December 31	$458,214	Balance at December 31	$(6,009)

(1)	The aggregate cost of real estate for federal income tax purposes is approximately $470 million at December 31, 2011 (unaudited).